SHAREHOLDERS' DEFICIT - Ordinary shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares, shares authorized	479,000,000	479,000,000	479,000,000
Ordinary shares, par value (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	26,100,000	26,100,000
Ordinary shares, shares outstanding	26,100,000	26,100,000
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares, shares issued		26,100,000	26,100,000
Ordinary shares, shares outstanding		26,100,000	26,100,000
Class A ordinary shares subject to possible redemption, share outstanding	25,300,000	25,300,000	25,300,000
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares, shares issued	800,000	800,000	800,000
Ordinary shares, shares outstanding	800,000	800,000	800,000
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, par value (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	6,325,000	6,325,000	6,325,000
Ordinary shares, shares outstanding	6,325,000	6,325,000	6,325,000
Common shares, votes per share | Vote	1	1
Conversion ratio	20.00%	20.00%
Ratio to be applied to the stock in the conversion	1.00%	1.00%